Schedules of Investments (unaudited)
September 30, 2025
 Franklin Templeton Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.7%
Domestic Equity — 79.0%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A		1,088,898	$33,712,281
American Funds Insurance Series — Growth Fund, Class 1A		572,716	78,490,729
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class		722,896	28,098,964
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		660,738	153,925,451
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		1,087,150	33,701,639 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		900,330	64,859,754 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class		5,485,593	64,248,910
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class		2,068,583	76,214,053
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,675,193	33,875,081
NYLI VP MFS® Investors Trust Portfolio, Initial Class		2,593,104	28,181,855 *
NYLI VP MFS® Research Portfolio, Initial Class		1,308,998	14,076,576
NYLI VP Small Cap Growth Portfolio, Initial Class		1,384,720	16,914,223
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class		876,780	30,917,125
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		2,518,398	76,055,610
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class		685,140	67,650,707
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		3,898,991	90,027,699

Total Domestic Equity			890,950,657
Foreign Equity — 13.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		683,754	41,011,571
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares		667,798	25,536,581
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class		1,871,422	22,657,674
Putnam Variable Trust — Putnam VT International Value Fund, Class IA		2,179,955	33,920,103 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,835,894	28,125,902

Total Foreign Equity			151,251,831
Domestic Fixed Income — 7.3%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		7,741,819	81,676,188
Total Investments in Underlying Funds before Short-Term Investments (Cost — $916,426,397)			1,123,878,676
	Rate
Short-Term Investments — 1.5%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $17,179,909)	3.984%	17,179,909	17,179,909 (b)
Total Investments — 101.2% (Cost — $933,606,306)			1,141,058,585
Liabilities in Excess of Other Assets — (1.2)%			(13,902,379)
Total Net Assets — 100.0%			$1,127,156,206

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Templeton Aggressive Model Portfolio
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.7%
Domestic Equity — 59.4%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	1,703,728	$52,747,422
American Funds Insurance Series — Growth Fund, Class 1A	1,152,112	157,896,880
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	1,357,283	52,757,567
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,296,333	301,993,686
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	850,495	26,365,358 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	2,021,179	145,605,703 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	7,836,496	91,783,392
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	2,517,367	92,748,870
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	3,276,369	66,253,424
NYLI VP MFS® Investors Trust Portfolio, Initial Class	3,651,562	39,685,180 *
NYLI VP MFS® Research Portfolio, Initial Class	2,457,738	26,429,779
NYLI VP Small Cap Growth Portfolio, Initial Class	2,166,601	26,464,814
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	1,870,695	65,964,645
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	3,940,397	119,000,000
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	1,273,004	125,696,393
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	8,006,930	184,880,003

Total Domestic Equity		1,576,273,116
Domestic Fixed Income — 29.2%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	11,626,016	112,539,833
U.S. Government Securities Fund, Class 1A	8,536,987	86,052,831
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	13,119,497	92,492,457
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	24,516,965	258,653,980
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	8,479,984	79,711,853
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	14,861,482	145,345,289

Total Domestic Fixed Income		774,796,243
Foreign Equity — 10.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,602,885	96,141,065
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	1,393,179	53,275,161
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	2,196,110	26,588,749
Putnam Variable Trust — Putnam VT International Value Fund, Class IA	3,410,885	53,073,364 (a)
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	2,585,262	39,606,214

Total Foreign Equity		268,684,553
Foreign Fixed Income — 1.0%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	2,649,914	26,552,135
Total Investments in Underlying Funds before Short-Term Investments (Cost — $2,221,183,556)		2,646,306,047
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Templeton Moderately Aggressive Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 0.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $22,026,208)	3.984%	22,026,208	$22,026,208 (b)
Total Investments — 100.5% (Cost — $2,243,209,764)			2,668,332,255
Liabilities in Excess of Other Assets — (0.5)%			(12,792,685)
Total Net Assets — 100.0%			$2,655,539,570

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.7%
Domestic Equity — 49.2%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	873,087	$27,030,775
American Funds Insurance Series — Growth Fund, Class 1A	524,797	71,923,383
Delaware VIP Trust — Macquarie VIP Small Cap Value Series, Standard Class	347,775	13,518,001
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	1,024,857	238,750,719
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	1,016,962	31,525,809 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	1,067,187	76,880,156 (a)
New York Life Investments VP Funds Trust:
NYLI VP Newton Technology Growth Portfolio, Initial Class	4,589,340	53,751,726
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	1,351,526	49,795,088
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,343,251	27,162,687
NYLI VP MFS® Investors Trust Portfolio, Initial Class	2,079,241	22,597,188 *
NYLI VP MFS® Research Portfolio, Initial Class	1,679,342	18,059,142
NYLI VP Small Cap Growth Portfolio, Initial Class	740,213	9,041,632
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	766,923	27,043,323
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	2,243,697	67,759,649
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	503,590	49,724,515
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	4,494,037	103,767,317

Total Domestic Equity		888,331,110
Domestic Fixed Income — 39.7%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	10,243,366	99,155,781
U.S. Government Securities Fund, Class 1A	12,518,636	126,187,857
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	11,483,975	80,962,027
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	12,415,415	130,982,626
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	3,541,801	44,956,785 *
NYLI VP PIMCO Real Return Portfolio, Initial Class	4,355,964	35,965,890 *
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	7,698,114	72,362,269
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	12,877,396	125,940,932

Total Domestic Fixed Income		716,514,167
Foreign Equity — 8.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	1,307,547	78,426,665
Invesco Variable Insurance Funds — Invesco V.I. EQV International Equity Fund, Class I Shares	833,000	31,853,897
New York Life Investments VP Funds Trust — NYLI VP PineStone International Equity Portfolio, Initial Class	1,500,647	18,168,634
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	1,472,052	22,551,838

Total Foreign Equity		151,001,034
Foreign Fixed Income — 2.5%
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar- Hedged), Institutional Class	4,510,448	45,194,689
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,556,165,874)		1,801,041,000
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Templeton Moderate Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 1.3%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $23,008,131)	3.984%	23,008,131	$23,008,131 (b)
Total Investments — 101.0% (Cost — $1,579,174,005)			1,824,049,131
Liabilities in Excess of Other Assets — (1.0)%			(18,526,713)
Total Net Assets — 100.0%			$1,805,522,418

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Shares	Value
Investments in Underlying Funds — 99.8%
Domestic Fixed Income — 50.7%
American Funds Insurance Series:
The Bond Fund of America, Class 1A	2,834,743	$27,440,316
U.S. Government Securities Fund, Class 1A	5,183,687	52,251,566
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares	4,053,135	28,574,604
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	3,399,824	35,868,137
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class	1,875,050	23,800,383 *
NYLI VP PIMCO Real Return Portfolio, Initial Class	1,729,555	14,280,415 *
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class	2,419,903	22,747,085
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class	3,798,260	37,146,985

Total Domestic Fixed Income		242,109,491
Domestic Equity — 37.3%
AllianceBernstein Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio, Class A	154,075	4,770,152
American Funds Insurance Series — Growth Fund, Class 1A	104,186	14,278,736
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares	257,114	59,897,345
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares	384,566	11,921,529 *
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares	189,440	13,647,270 (a)
New York Life Investments VP Funds Trust:
NYLI VP Dimensional U.S. Equity Portfolio, Initial Class	195,147	7,189,910
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class	237,052	4,793,578
NYLI VP MFS® Investors Trust Portfolio, Initial Class	506,368	5,503,208 *
NYLI VP MFS® Research Portfolio, Initial Class	444,539	4,780,441
NYLI VP Winslow Large Cap Growth Portfolio, Initial Class	203,010	7,158,568
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class	395,955	11,957,824
Variable Insurance Products Fund III — VIP Growth Opportunities Portfolio, Initial Class	133,307	13,162,708
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares	827,556	19,108,275

Total Domestic Equity		178,169,544
Foreign Fixed Income — 6.5%
American Funds Insurance Series — Capital World Bond, Class 1A	1,151,407	11,951,607
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	1,910,368	19,141,885

Total Foreign Fixed Income		31,093,492
Foreign Equity — 5.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares	361,204	21,665,053
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class	233,799	3,581,798

Total Foreign Equity		25,246,851
Total Investments in Underlying Funds before Short-Term Investments (Cost — $424,598,807)		476,619,378
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
September 30, 2025
 Franklin Templeton Moderately Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description	Rate	Shares	Value
Short-Term Investments — 1.0%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $4,811,239)	3.984%	4,811,239	$4,811,239 (b)
Total Investments — 100.8% (Cost — $429,410,046)			481,430,617
Liabilities in Excess of Other Assets — (0.8)%			(3,647,952)
Total Net Assets — 100.0%			$477,782,665

*	Non-income producing security.
(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).
(b)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Schedules of Investments (unaudited)
September 30, 2025
 Franklin Templeton Conservative Model Portfolio
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds — 99.2%
Domestic Fixed Income — 64.7%
American Funds Insurance Series:
The Bond Fund of America, Class 1A		1,650,369	$15,975,572
U.S. Government Securities Fund, Class 1A		2,377,119	23,961,363
BlackRock Variable Series Funds II, Inc. — BlackRock High Yield V.I. Fund, Class I Shares		1,862,311	13,129,297
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,785,178	18,833,628
New York Life Investments VP Funds Trust:
NYLI VP Bond Portfolio, Initial Class		1,181,536	14,997,468 *
NYLI VP PIMCO Real Return Portfolio, Initial Class		908,212	7,498,831 *
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,153,686	10,844,649
Variable Insurance Products Fund V — Investment Grade Bond II Portfolio, Initial Class		1,726,025	16,880,524

Total Domestic Fixed Income			122,121,332
Domestic Equity — 21.5%
American Funds Insurance Series — Growth Fund, Class 1A		41,032	5,623,461
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		101,262	23,589,964
Invesco Variable Insurance Funds — Invesco V.I. Main Street Small Cap Fund, Class I Shares		90,873	2,817,077 *
New York Life Investments VP Funds Trust:
NYLI VP Epoch U.S. Equity Yield Portfolio, Initial Class		70,021	1,415,927
NYLI VP MFS® Investors Trust Portfolio, Initial Class		130,061	1,413,507 *
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		46,783	1,412,835
Voya Variable Funds — Voya Growth and Income Portfolio, Class I Shares		183,332	4,233,125

Total Domestic Equity			40,505,896
Foreign Fixed Income — 12.0%
American Funds Insurance Series — Capital World Bond, Class 1A		1,269,710	13,179,591
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		940,465	9,423,458

Total Foreign Fixed Income			22,603,049
Foreign Equity — 1.0%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		31,613	1,896,137
Total Investments in Underlying Funds before Short-Term Investments (Cost — $173,377,903)			187,126,414
	Rate
Short-Term Investments — 1.5%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,755,375)	3.984%	2,755,375	2,755,375 (a)
Total Investments — 100.7% (Cost — $176,133,278)			189,881,789
Liabilities in Excess of Other Assets — (0.7)%			(1,339,231)
Total Net Assets — 100.0%			$188,542,558

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$452,519,221	$438,431,436	—	$890,950,657
Foreign Equity	69,137,473	82,114,358	—	151,251,831
Domestic Fixed Income	81,676,188	—	—	81,676,188
Total Long-Term Investments	603,332,882	520,545,794	—	1,123,878,676
Short-Term Investments†	17,179,909	—	—	17,179,909
Total Investments	$620,512,791	$520,545,794	—	$1,141,058,585

†	See Schedule of Investments for additional detailed categorizations.
Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$877,175,785	$699,097,331	—	$1,576,273,116
Domestic Fixed Income	543,398,123	231,398,120	—	774,796,243
Foreign Equity	135,747,279	132,937,274	—	268,684,553

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fixed Income	$26,552,135	—	—	$26,552,135
Total Long-Term Investments	1,582,873,322	1,063,432,725	—	2,646,306,047
Short-Term Investments†	22,026,208	—	—	22,026,208
Total Investments	$1,604,899,530	$1,063,432,725	—	$2,668,332,255

†	See Schedule of Investments for additional detailed categorizations.
Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$536,882,356	$351,448,754	—	$888,331,110
Domestic Fixed Income	383,462,703	333,051,464	—	716,514,167
Foreign Equity	100,978,503	50,022,531	—	151,001,034
Foreign Fixed Income	45,194,689	—	—	45,194,689
Total Long-Term Investments	1,066,518,251	734,522,749	—	1,801,041,000
Short-Term Investments†	23,008,131	—	—	23,008,131
Total Investments	$1,089,526,382	$734,522,749	—	$1,824,049,131

†	See Schedule of Investments for additional detailed categorizations.
Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$114,630,142	$127,479,349	—	$242,109,491
Domestic Equity	117,773,422	60,396,122	—	178,169,544
Foreign Fixed Income	19,141,885	11,951,607	—	31,093,492
Foreign Equity	25,246,851	—	—	25,246,851
Total Long-Term Investments	276,792,300	199,827,078	—	476,619,378
Short-Term Investments†	4,811,239	—	—	4,811,239
Total Investments	$281,603,539	$199,827,078	—	$481,430,617

†	See Schedule of Investments for additional detailed categorizations.
Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Fixed Income	$58,783,146	$63,338,186	—	$122,121,332
Domestic Equity	29,235,924	11,269,972	—	40,505,896

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Fixed Income	$9,423,458	$13,179,591	—	$22,603,049
Foreign Equity	1,896,137	—	—	1,896,137
Total Long-Term Investments	99,338,665	87,787,749	—	187,126,414
Short-Term Investments†	2,755,375	—	—	2,755,375
Total Investments	$102,094,040	$87,787,749	—	$189,881,789

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended September 30, 2025. The following transactions were effected in such Underlying Funds for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$52,108,046	$7,819,979	118,825	$2,195,804	33,830	$(177,574)	$9,774	$312,542	$7,305,107	$64,859,754
Putnam VT International Value Fund, Class IA
	24,828,894	5,389,237	391,982	3,258,089	243,851	50,356	432,207	264,971	6,909,705	33,920,103
	$76,936,940	$13,209,216		$5,453,893		$(127,218)	$441,981	$577,513	$14,214,812	$98,779,857

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Moderately Aggressive Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$125,671,847	$10,744,025	166,149	$7,232,848	111,358	$(222,066)	$22,614	$723,123	$16,644,745	$145,605,703
Putnam VT International Value Fund, Class IA
	41,648,399	6,552,750	478,227	6,377,546	475,558	106,696	719,933	441,366	11,143,065	53,073,364
	$167,320,246	$17,296,775		$13,610,394		$(115,370)	$742,547	$1,164,489	$27,787,810	$198,679,067

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Moderate Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$72,090,209	$4,241,035	67,692	$8,448,469	128,501	$(70,356)	$12,445	$397,956	$9,067,737	$76,880,156

	Affiliate Value at December 31, 2024	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Moderately Conservative Model Portfolio		Cost	Shares	Proceeds	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares
	$14,487,887	$1,012,424	16,186	$3,513,106	53,438	$172,323	$2,267	$72,474	$1,487,742	$13,647,270

Franklin Templeton Model Portfolio Funds 2025 Quarterly Report